INCOME TAXES (Schedule of Reconciliation of Accrued Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Beginning balance
Acquired in the Transaction	$ 17.9
Ending balance	$ 17.9